Lease obligation (Tables)	12 Months Ended
Dec. 31, 2022
Lease obligation
Schedule of reconciliation of the outstanding lease obligation

$
Balance, December 31, 2021	—
Additions	155,206
Lease payments	(55,125)
Interest expense	5,024
Balance, December 31, 2022	105,105

Total lease obligations	105,105
Less: current portion	(89,517)
Non-current portion	15,588

Schedule of future minimum lease payments related to the office lease obligation

$
2023	94,500
2024	15,750
Total minimum lease payments	110,250
Less: imputed interest	(5,145)
Total present value of minimum lease payments	105,105
Less: current portion	(89,517)
Non-current portion	15,588